UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

March 31, 2008
                                                                                                                                                                unaudited

Common stocks — 85.31%	Shares	Market value (000)

ENERGY — 8.92%
Baker Hughes Inc.	7,925,000	$542,863
BP PLC[1]	15,000,000	151,861
Chevron Corp.	16,852,278	1,438,510
ConocoPhillips	8,223,340	626,701
Exxon Mobil Corp.	2,100,000	177,618
Halliburton Co.	9,900,000	389,367
Hess Corp.	3,546,300	312,713
Marathon Oil Corp.	4,600,000	209,760
Royal Dutch Shell PLC, Class A (ADR)	15,815,000	1,090,919
Royal Dutch Shell PLC, Class B1	833,265	28,044
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	159,724
Schlumberger Ltd.	19,249,999	1,674,750
TOTAL SA1	4,040,000	300,477
		7,103,307

MATERIALS — 2.54%
Air Products and Chemicals, Inc.	2,800,000	257,600
Alcoa Inc.	1,676,400	60,451
Barrick Gold Corp.	10,690,000	464,481
Dow Chemical Co.	4,450,000	163,982
International Paper Co.	6,997,235	190,325
MeadWestvaco Corp.	4,085,000	111,194
Newmont Mining Corp.	7,790,000	352,887
Rohm and Haas Co.	1,550,000	83,824
USX Corp.	1,705,000	216,313
Weyerhaeuser Co.	1,800,000	117,072
		2,018,129

INDUSTRIALS — 7.32%
3M Co.	1,511,500	119,635
Boeing Co.	1,000,000	74,370
Cummins Inc.	3,000,000	140,460
Deere & Co.	5,300,000	426,332
FedEx Corp.	3,500,000	324,345
General Dynamics Corp.	6,745,800	562,397
General Electric Co.	51,149,900	1,893,058
Illinois Tool Works Inc.	6,400,000	308,672
Mitsubishi Corp.[1]	1,065,000	32,789
Raytheon Co.	3,099,800	200,278
Siemens AG1	1,365,000	148,167
Southwest Airlines Co.	13,000,000	161,200
Tyco International Ltd.	2,705,000	119,155
Union Pacific Corp.	1,500,000	188,070
United Parcel Service, Inc., Class B	5,800,000	423,516
United Technologies Corp.	10,340,000	711,599
		5,834,043

CONSUMER DISCRETIONARY — 7.97%
Best Buy Co., Inc.	10,984,300	455,409
Carnival Corp., units	10,450,000	423,016
Comcast Corp., Class A	14,725,000	284,782
Ford Motor Co.[2]	11,500,000	65,780
General Motors Corp.	8,750,000	166,688
Harley-Davidson, Inc.	4,575,000	171,562
Honda Motor Co., Ltd.[1]	4,772,000	136,645
Johnson Controls, Inc.	4,900,000	165,620
Kohl’s Corp.[2]	1,200,000	51,468
Liberty Media Holding Corp., Liberty Interactive, Series A2	6,820,000	110,075
Limited Brands, Inc.[3]	18,289,943	312,758
Lowe’s Companies, Inc.	63,196,600	1,449,730
McDonald’s Corp.	4,250,000	237,022
Target Corp.	18,334,200	929,177
Time Warner Inc.	51,882,000	727,386
TJX Companies, Inc.	3,000,000	99,210
Toyota Motor Corp.[1]	9,675,000	487,150
Viacom Inc., Class B2	2,000,000	79,240
		6,352,718

CONSUMER STAPLES — 10.74%
Altria Group, Inc.	35,415,000	786,213
Anheuser-Busch Companies, Inc.	1,500,000	71,175
Avon Products, Inc.	7,105,000	280,932
ConAgra Foods, Inc.	13,000,000	311,350
General Mills, Inc.	1,960,000	117,365
H.J. Heinz Co.	4,406,200	206,959
Kellogg Co.	4,549,503	239,122
Kimberly-Clark Corp.	4,000,000	258,200
Kraft Foods Inc., Class A	10,844,168	336,278
Molson Coors Brewing Co., Class B	6,850,000	360,104
PepsiCo, Inc.	19,320,000	1,394,904
Philip Morris International Inc.[2]	38,415,000	1,943,031
Procter & Gamble Co.	3,518,000	246,506
Reynolds American Inc.	4,666,666	275,473
Sara Lee Corp.	5,000,000	69,900
SYSCO Corp.	2,875,000	83,432
Unilever NV (New York registered)	6,450,000	217,559
UST Inc.	2,000,000	109,040
Walgreen Co.	24,050,174	916,071
Wal-Mart Stores, Inc.	6,500,000	342,420
		8,566,034

HEALTH CARE — 9.87%
Abbott Laboratories	19,113,200	1,054,093
Aetna Inc.	9,180,000	386,386
Amgen Inc.[2]	8,090,000	338,000
AstraZeneca PLC (ADR)	2,534,500	96,286
AstraZeneca PLC (Sweden)[1]	3,709,500	139,140
AstraZeneca PLC (United Kingdom)[1]	1,435,000	53,642
Becton, Dickinson and Co.	1,500,000	128,775
Boston Scientific Corp.[2]	9,394,850	120,912
Bristol-Myers Squibb Co.	28,350,000	603,855
Cardinal Health, Inc.	3,895,000	204,526
Covidien Ltd.	2,195,725	97,161
Eli Lilly and Co.	10,055,000	518,737
Genentech, Inc.[2]	250,000	20,295
Johnson & Johnson	600,000	38,922
McKesson Corp.	2,950,000	154,491
Medtronic, Inc.	12,900,000	623,973
Merck & Co., Inc.	17,050,000	647,048
Novartis AG1	1,500,000	76,926
Novartis AG (ADR)	256,556	13,143
Pfizer Inc	16,620,000	347,857
Roche Holding AG1	6,145,000	1,157,148
Schering-Plough Corp.	15,736,300	226,760
UnitedHealth Group Inc.	14,205,000	488,084
WellPoint, Inc.[2]	5,750,000	253,748
Wyeth	1,685,000	70,366
		7,860,274

FINANCIALS — 9.81%
American International Group, Inc.	13,498,900	583,827
Banco Santander, SA1	16,170,000	322,240
Bank of America Corp.	36,200,800	1,372,372
Berkshire Hathaway Inc., Class A2	3,050	406,870
Capital One Financial Corp.	6,937,000	341,439
Citigroup Inc.	54,385,000	1,164,927
Countrywide Financial Corp.[3]	30,000,000	165,000
Fannie Mae	28,796,100	757,913
Freddie Mac	16,113,700	407,999
Hartford Financial Services Group, Inc.	1,003,440	76,031
HSBC Holdings PLC (ADR)	1,079,588	88,850
HSBC Holdings PLC (Hong Kong)[1]	1,477,200	24,246
HSBC Holdings PLC (United Kingdom)[1]	14,037,111	231,161
JPMorgan Chase & Co.	18,270,001	784,697
Marsh & McLennan Companies, Inc.	1,125,000	27,394
National City Corp.	1,056,900	10,516
Wachovia Corp.	21,227,000	573,129
Washington Mutual, Inc.	25,400,000	261,620
Wells Fargo & Co.	5,660,000	164,706
XL Capital Ltd., Class A	1,775,000	52,451
		7,817,388

INFORMATION TECHNOLOGY — 16.99%
Advanced Micro Devices, Inc.[2]	2,177,680	12,827
Altera Corp.	2,916,700	53,755
Analog Devices, Inc.	8,050,000	237,636
Applied Materials, Inc.	8,950,000	174,614
Automatic Data Processing, Inc.	9,198,043	389,905
Canon, Inc.[1]	3,125,000	144,683
Cisco Systems, Inc.[2]	38,833,400	935,497
Google Inc., Class A2	1,129,400	497,467
Hewlett-Packard Co.	20,825,000	950,869
Intel Corp.	41,115,000	870,816
International Business Machines Corp.	10,620,000	1,222,787
KLA-Tencor Corp.	5,525,000	204,977
Linear Technology Corp.	7,600,000	233,244
Maxim Integrated Products, Inc.	14,795,000	301,670
Micron Technology, Inc.[2]	7,027,292	41,953
Microsoft Corp.	71,082,100	2,017,310
Motorola, Inc.	20,920,800	194,563
Nokia Corp.[1]	12,000,000	381,847
Nokia Corp. (ADR)	6,402,400	203,788
Oracle Corp.[2]	87,195,100	1,705,536
Samsung Electronics Co., Ltd.[1]	871,000	553,652
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	286,090,065	595,577
Telefonaktiebolaget LM Ericsson, Class B1	65,000,000	127,872
Texas Instruments Inc.	24,350,000	688,375
Xilinx, Inc.	7,650,000	181,688
Yahoo! Inc.[2]	21,690,000	627,492
		13,550,400

TELECOMMUNICATION SERVICES — 3.28%
AT&T Inc.	45,960,914	1,760,303
Qwest Communications International Inc.	68,580,000	310,667
Sprint Nextel Corp., Series 1	80,950,000	541,556
		2,612,526

UTILITIES — 3.17%
Dominion Resources, Inc.	14,263,824	582,535
E.ON AG1	1,412,500	261,425
Exelon Corp.	9,975,200	810,685
FirstEnergy Corp.	1,138,500	78,124
FPL Group, Inc.	1,800,000	112,932
PPL Corp.	3,100,000	142,352
Public Service Enterprise Group Inc.	10,000,000	401,900
RWE AG1	1,100,000	135,169
		2,525,122

MISCELLANEOUS — 4.70%
Other common stocks in initial period of acquisition		3,743,461

Total common stocks (cost: $54,408,615,000)		67,983,402

	Shares or
Convertible securities — 0.83%	principal amount

CONSUMER DISCRETIONARY — 0.31%
Ford Motor Co. 4.25% convertible notes 2036	$150,000,000	129,375
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	3,890,000	114,055
		243,430

FINANCIALS — 0.43%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,4]	5,250,000	249,270
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	52,890
Washington Mutual, Inc., Series R, 7.75%, noncumulative convertible preferred	55,833	39,641
		341,801

INFORMATION TECHNOLOGY — 0.01%
Advanced Micro Devices, Inc. 5.75% convertible notes 2012[5]	15,000,000	10,650

TELECOMMUNICATION SERVICES — 0.06%
Qwest Communications International Inc. 3.50% convertible debenture 2025	50,000,000	51,625

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		18,100

Total convertible securities (cost: $778,950,000)		665,606

	Principal amount
Bonds & notes — 0.06%	(000)

TELECOMMUNICATION SERVICES — 0.06%
Sprint Capital Corp. 6.90% 2019	$16,620	13,111
Sprint Capital Corp. 8.75% 2032	36,660	31,047

Total bonds & notes (cost: $43,203,000)		44,158

Short-term securities — 13.73%

American Express Credit Corp. 2.85%–3.40% due 4/4–4/23/2008	80,000	79,924
Anheuser-Busch Cos. Inc. 2.72%–3.70% due 4/14–4/15/2008[5]	49,000	48,942
AT&T Inc. 2.65%–2.84% due 4/22–5/20/2008[5]	236,503	235,897
Bank of America Corp. 2.76%–4.925% due 4/2–6/17/2008	242,200	241,346
Brown-Forman Corp. 2.20% due 6/18/2008[5]	40,000	39,759
Coca-Cola Co. 2.13%–2.90% due 4/9–6/10/2008[5]	405,500	404,331
Edison Asset Securitization LLC 3.00% due 5/27/2008[5]	28,300	28,164
General Electric Capital Corp. 2.47%–3.72% due 4/29–7/24/2008	245,000	243,891
General Electric Capital Services, Inc. 3.00% due 5/7/2008	50,000	49,848
Fannie Mae 1.70%–4.21% due 4/1–9/10/2008	1,567,878	1,562,127
Federal Farm Credit Banks 2.16%–4.38% due 4/7–6/27/2008	381,300	379,993
Federal Home Loan Bank 1.71%–4.38% due 4/4–12/29/2008	2,326,170	2,308,479
Freddie Mac 2.00%–4.24% due 4/25–9/15/2008	1,837,988	1,827,068
Harley-Davidson Funding Corp. 2.10% due 5/27/2008[5]	25,000	24,917
Hewlett-Packard Co. 2.82% due 4/11/2008[5]	71,700	71,638
Honeywell International Inc. 2.05% due 6/25/2008[5]	50,000	49,672
HSBC Finance Corp. 2.58% due 5/21/2008	50,000	49,814
IBM Capital Inc. 2.40% due 6/18/2008[5]	75,000	74,549
IBM International Group Capital LLC 2.72%–2.725% due 4/21–4/22/2008[5]	124,300	124,097
International Lease Finance Corp. 2.89%–4.23 due 4/8–4/9/2008	96,000	95,931
John Deere Capital Corp. 2.20%–2.96% due 4/11–6/12/2008[5]	79,100	78,979
Johnson & Johnson 2.73% due 4/2/2008[5]	35,000	34,995
JPMorgan Chase & Co. 2.45%–3.70% due 4/17–6/17/2008	175,300	174,771
Park Avenue Receivables Co., LLC 2.88%–3.80% due 4/18–5/9/2008[5]	81,500	81,315
NetJets Inc. 2.80% due 4/10/2008[5]	50,000	49,961
Paccar Financial Corp. 2.49%–4.10% due 4/1–6/13/2008	119,800	119,455
Pfizer Inc 2.54%–4.33% due 5/5–8/25/2008[5]	224,200	222,468
Private Export Funding Corp. 2.20%–3.60% due 5/13–7/9/2008[5]	159,887	159,068
Procter & Gamble International Funding S.C.A. 2.07%–3.68% due 4/7–5/28/2008[5]	67,350	67,262
State Street Bank & Trust 2.81% due 5/13/2008	50,000	50,002
U.S. Treasury Bills 2.15%–4.143% due 4/3–6/19/2008	1,344,700	1,342,826
Variable Funding Capital Corp. 2.70%–3.10% due 5/1–6/2/2008[5]	150,000	149,295
Wal-Mart Stores Inc. 2.10%–2.75% due 4/8–12/16/2008[5]	294,800	293,448
Walt Disney Co. 2.72%–2.75% due 4/22–5/19/2008	175,000	174,442

Total short-term securities (cost: $10,935,898,000)		10,938,674

Total investment securities (cost: $66,166,666,000)		79,631,840
Other assets less liabilities		53,187

Net assets		$79,685,027

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous,"
 was $7,780,392,000, which represented 9.76% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $262,500,000) may be subject to legal or contractual restrictions on resale.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,249,407,000, which represented 2.82% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended
March 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 3/31/08 (000)

Limited Brands, Inc.	18,289,943	—	—	18,289,943	$2,743	$312,758
Countrywide Financial Corp.*	12,650,000	17,350,000	—	30,000,000	2,850	165,000
Countrywide Financial Corp.,
Series A, 4.50% 2010	$910,000	—	$910,000	—	6	—
Countrywide Financial Corp.,
Series B, 5.80% 2012	$23,680,000	—	$23,680,000	—	128	—
					$5,727	$477,758

*The holding was in its initial period of acquisition at 12/31/07 and was not publicly disclosed.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008 (dollars in thousands):

Level 1 — Quoted prices	$60,624,076
Level 2 — Other significant observable inputs	19,007,764	*
Level 3 — Significant unobservable inputs	—
Total	$79,631,840

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,341,627
Gross unrealized depreciation on investment securities	(5,888,561)
Net unrealized appreciation on investment securities	13,453,066
Cost of investment securities for federal income tax purposes	66,178,774

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-904-0508O-S10859

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: May 29, 2008

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: May 29, 2008